UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2013 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: June 21, 2013

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: June 21, 2013

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF APRIL 30, 2013

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 20.97% of Total Net Assets
761,469 Troy Oz.	Gold bullion (a)	$1,121,034,192
1,330,000 Coins	One-ounce gold coins (a)	2,006,005,750

	Total Gold Assets (identified cost $2,519,865,314)	$3,127,039,942

	SILVER ASSETS — 4.70% of Total Net Assets
28,498,953 Troy Oz.	Silver bullion (a)	$693,226,079
379 Bags	Silver coins (a)	6,999,447

	Total Silver Assets (identified cost $594,305,507)	$700,225,526

Principal Amount
	SWISS FRANC ASSETS — 9.90% of Total Net Assets
CHF 689,539,819	Swiss franc deposits (a)	$741,600,150

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$115,540,976
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	126,263,713
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	122,617,767
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	125,855,023
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	122,617,767
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	121,510,002

	Total Swiss Confederation bonds	$734,405,248

	Total Swiss Franc Assets (identified cost $1,406,042,155)	$1,476,005,398

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
	NATURAL RESOURCE COMPANIES — 16.38% of Total Net Assets

	NATURAL RESOURCES — 8.31% of Total Net Assets
1,500,000	Apache Corporation	$110,820,000
2,100,000	BHP Billiton, Ltd. (b)	141,162,000
2,000,000	BP, p.l.c. (b)	87,200,000
3,500,000	Cameco Corporation	68,285,000
600,000	Canadian Natural Resources Ltd.	17,604,000
800,000	Chevron Corporation	97,608,000
1,500,000	ConocoPhillips	90,675,000
1,500,000	Devon Energy Corporation	82,590,000
500,000	EPL Oil & Gas, Inc. (a)	16,335,000
1,300,000	Exxon Mobil Corporation	115,687,000
4,300,000	Freeport-McMoRan Copper & Gold, Inc.	130,849,000
1,100,000	Halcon Resources Corporation (a)	7,194,000
3,500,000	Peabody Energy Corporation	70,210,000
1,000,000	Plains Exploration & Production Company (a)	45,200,000
2,300,000	Rio Tinto p.l.c (b)	105,938,000
3,000,000	Vale S.A. (b)	51,270,000

		$1,238,627,000

1	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 8.07% of Total Net Assets
1,500,000	Alexander & Baldwin, Inc. (a)	$51,090,000
700,000	AvalonBay Communities, Inc.	93,128,000
900,000	Boston Properties, Inc.	98,487,000
1,500,000	BRE Properties, Inc. Class A	75,720,000
2,000,000	Corporate Office Properties Trust	57,980,000
1,000,000	Digital Realty Trust, Inc.	70,520,000
3,300,000	Duke Realty Corporation	58,212,000
2,000,000	Equity One, Inc.	50,980,000
800,000	Federal Realty Investment Trust	93,608,000
3,100,000	Kimco Realty Corporation	73,718,000
3,000,000	Prologis, Inc.	125,850,000
250,000	Texas Pacific Land Trust	17,907,500
2,000,000	UDR, Inc.	49,160,000
200,000	Urstadt Biddle Properties, Inc.	3,906,000
500,000	Urstadt Biddle Properties, Inc. Class A	11,135,000
1,200,000	Vornado Realty Trust	105,072,000
2,000,000	Washington Real Estate Investment Trust	57,120,000
3,600,000	Weyerhaeuser Company	109,836,000

		$1,203,429,500

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $2,333,086,392)	$2,442,056,500

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.43% of Total Net Assets

	AEROSPACE — .47% of Total Net Assets
700,000	Lockheed Martin Corporation	$69,363,000

		$69,363,000
	CHEMICALS — 1.06% of Total Net Assets
700,000	Air Products & Chemicals, Inc.	$60,872,000
2,000,000	Chemtura Corporation (a)	42,520,000
900,000	Mosaic Company	55,431,000

		$158,823,000
	COMMUNICATIONS EQUIPMENT — .75% of Total Net Assets
3,000,000	Juniper Networks, Inc. (a)	$49,650,000
1,000,000	Qualcomm, Inc.	61,620,000

		$111,270,000
	COMPUTER SOFTWARE & SERVICES — .80% of Total Net Assets
1,500,000	Autodesk, Inc. (a)	$59,070,000
2,500,000	Symantec Corporation (a)	60,750,000

		$119,820,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .21% of Total Net Assets
2,500,000	Sanmina Corporation (a)	$31,550,000

		$31,550,000
	ENERGY SERVICES & PROCESSING — 1.61% of Total Net Assets
1,500,000	Baker Hughes, Inc.	$68,085,000
2,000,000	HollyFrontier Corporation	98,900,000
3,000,000	Parker Drilling Company (a)	12,360,000
1,000,000	Phillips 66	60,950,000

		$240,295,000

Continued on following page.	2

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Number of Shares		Market Value

	ENGINEERING & CONSTRUCTION — .84% of Total Net Assets
1,000,000	Fluor Corporation	$56,980,000
1,500,000	Ryland Group, Inc.	67,590,000

		$124,570,000
	ENTERTAINMENT & LEISURE — 2.27% of Total Net Assets
700,000	CBS Corporation Class A	$32,088,000
1,000,000	Disney (Walt) Company	62,840,000
2,500,000	Facebook, Inc. Class A (a)	69,400,000
1,000,000	Viacom, Inc. Class A	64,720,000
800,000	Wynn Resorts, Ltd.	109,840,000

		$338,888,000
	FINANCIAL SERVICES — 2.01% of Total Net Assets
2,300,000	Bank of New York Mellon Corporation	$64,906,000
4,000,000	Janus Capital Group, Inc.	35,680,000
3,000,000	Morgan Stanley	66,450,000
4,000,000	Schwab (Charles) Corporation	67,840,000
1,100,000	State Street Corporation	64,317,000

		$299,193,000
	MANUFACTURING — 2.08% of Total Net Assets
1,500,000	Agilent Technologies, Inc.	$62,160,000
900,000	Harley-Davidson, Inc.	49,185,000
1,000,000	Illinois Tool Works, Inc.	64,560,000
350,000	IPG Photonics Corporation (a)	22,288,000
900,000	Mattel, Inc.	41,094,000
800,000	Parker-Hannifin Corporation	70,856,000

		$310,143,000
	MATERIALS — .44% of Total Net Assets
1,500,000	Nucor Corporation	$65,430,000

		$65,430,000
	PHARMACEUTICALS — 1.72% of Total Net Assets
800,000	Amgen, Inc.	$83,368,000
700,000	Celgene Corporation (a)	82,649,000
1,800,000	Gilead Sciences, Inc. (a)	91,152,000

		$257,169,000
	RETAIL — 1.05% of Total Net Assets
700,000	Costco Wholesale Corporation	$75,901,000
1,500,000	Williams-Sonoma, Inc.	80,520,000

		$156,421,000
	TRANSPORTATION — 1.12% of Total Net Assets
700,000	FedEx Corporation	$65,807,000
600,000	Kansas City Southern	65,442,000
1,500,000	Matson, Inc.	35,310,000

		$166,559,000

	Total Aggressive Growth Stock Investments (identified cost $1,877,690,851)	$2,449,494,000

3	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 31.27% of Total Net Assets

	CORPORATE BONDS — 8.65% of Total Net Assets

	AEROSPACE — .35% of Total Net Assets
$8,200,000	4.750% Rockwell Collins, Inc., 12-01-13	$8,420,018
43,500,000	.557% United Technologies Corporation, 12-02-13 (c)	43,573,709

		$51,993,727
	BEVERAGES — .71% of Total Net Assets
65,000,000	6.950% Bottling Group, LLC (PepsiCo, Inc.), 03-15-14	$68,616,127
36,463,000	.750% Coca-Cola Company, 11-15-13	36,554,785

		$105,170,912
	COMMUNICATIONS EQUIPMENT — .61% of Total Net Assets
90,000,000	1.650% Cisco Systems, Inc., 03-14-14	$91,108,168

		$91,108,168
	COMPUTER SOFTWARE & SERVICES — 1.31% of Total Net Assets
67,500,000	.875% International Business Machines Corporation, 10-31-14	$68,067,455
50,000,000	.875% Microsoft Corporation, 09-27-13	50,145,102
75,000,000	3.750% Oracle Corporation, 07-08-14	78,015,757

		$196,228,314
	CONSUMER PRODUCTS — .07% of Total Net Assets
11,660,000	.600% Colgate-Palmolive Company, 11-15-14	$11,711,845

		$11,711,845
	FINANCIAL SERVICES — 2.95% of Total Net Assets
30,000,000	.546% Bank of New York Mellon Corporation, 07-28-14 (c)	$30,054,309
38,090,000	3.500% Blackrock, Inc., 12-10-14	39,959,376
82,500,000	6.125% Caterpillar Financial Services Corporation, 02-17-14	86,294,068
25,000,000	4.900% Deere (John) Capital Corporation, 09-09-13	25,406,936
50,000,000	5.400% General Electric Capital Corporation, 09-20-13	50,973,114
84,000,000	4.650% JP Morgan Chase & Company, 06-01-14	87,705,636
13,327,000	4.300% State Street Corporation, 05-30-14	13,898,084
25,000,000	4.150% TD Ameritrade Holdings Corporation, 12-01-14	26,371,549
75,000,000	5.250% Wachovia Corporation (Wells Fargo & Company), 08-01-14	79,153,354

		$439,816,426
	HEALTHCARE — .12% of Total Net Assets
17,500,000	4.000% Baxter International, Inc., 03-01-14	$18,015,627

		$18,015,627
	INSURANCE— .37% of Total Net Assets
28,225,000	5.000% Berkshire Hathaway Finance Corporation, 08-15-13	$28,606,763
25,000,000	4.750% Prudential Financial, Inc., 04-01-14	25,926,191

		$54,532,954
	MANUFACTURING — .28% of Total Net Assets
15,000,000	.532% Danaher Corporation, 06-21-13 (c)	$15,006,816
25,000,000	6.875% PACCAR, Inc., 02-15-14	26,273,081

		$41,279,897
	NATURAL RESOURCES — .20% of Total Net Assets
30,000,000	1.450% Occidental Petroleum Corporation, 12-13-13	$30,096,599

		$30,096,599

Continued on following page.	4

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Market Value

	PHARMACEUTICALS — .77% of Total Net Assets
$50,000,000	1.875% Amgen, Inc., 11-15-14	$51,022,431
62,500,000	5.300% Schering-Plough Corporation (Merck & Company, Inc.), 12-01-13	64,336,468

		$115,358,899
	SEMICONDUCTORS — .17% of Total Net Assets
25,000,000	.875% Texas Instruments, Inc., 15-15-13	$25,006,453

		$25,006,453
	TOBACCO — .57% of Total Net Assets
85,000,000	4.875% Philip Morris International, Inc., 05-16-13	$85,157,439

		$85,157,439
	UTILITIES — .17% of Total Net Assets
24,740,000	1.300% Georgia Power Company, 09-15-13	$24,832,727

		$24,832,727

		$1,290,309,987

	UNITED STATES TREASURY SECURITIES — 22.62% of Total Net Assets
150,000,000	United States Treasury bond strips (Principal only) .676%, 05-15-18 (d)	$144,979,138
150,000,000	United States Treasury bond strips (Principal only) .781%, 11-15-18 (d)	143,656,533
150,000,000	United States Treasury bond strips (Principal only) 1.076%, 02-15-20 (d)	139,453,242
150,000,000	United States Treasury bond strips (Principal only) 1.200%, 08-15-20 (d)	137,462,412
150,000,000	United States Treasury bonds 7.250%, 05-15-16	181,331,568
150,000,000	United States Treasury bonds 6.250%, 08-15-23	215,153,241
150,000,000	United States Treasury bonds 6.000%, 02-15-26	217,529,385
150,000,000	United States Treasury bonds 5.250%, 11-15-28	208,201,751
150,000,000	United States Treasury bonds 4.500%, 02-15-36	197,475,614
150,000,000	United States Treasury bonds 3.500%, 02-15-39	169,982,564
50,000,000	United States Treasury notes .500%, 05-31-13	50,015,833
150,000,000	United States Treasury notes .375%, 06-30-13	150,071,560
150,000,000	United States Treasury notes .125%, 08-31-13	150,025,926
150,000,000	United States Treasury notes .125%, 09-30-13	150,026,554
150,000,000	United States Treasury notes 4.250%, 11-15-13	153,355,690
150,000,000	United States Treasury notes 2.375%, 10-31-14	154,909,891
150,000,000	United States Treasury notes 4.250%, 11-15-14	159,363,561
150,000,000	United States Treasury notes 1.250%, 09-30-15	153,623,112
150,000,000	United States Treasury notes 2.625%, 02-29-16	159,883,659
150,000,000	United States Treasury notes 2.250%, 11-30-17	161,361,405
150,000,000	United States Treasury notes 3.625%, 08-15-19	174,915,606

		$3,372,778,245

	Total Dollar Assets (identified cost $4,348,031,234)	$4,663,088,232

	Total Portfolio — 99.65% of total net assets (identified cost $13,079,021,453) (e)	$14,857,909,598
	Other assets, less liabilities (.35% of total net assets)	51,701,072

	Net assets applicable to outstanding shares	$14,909,610,670

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2013.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

5	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 94.20% of Total Net Assets
$5,000,000	United States Treasury notes .500%, 05-31-13	$5,001,583
5,000,000	United States Treasury notes .375%, 06-30-13	5,002,386
6,000,000	United States Treasury notes .375%, 07-31-13	6,004,763
6,000,000	United States Treasury notes .125%, 08-31-13	6,001,037
3,000,000	United States Treasury notes .125%, 09-30-13	3,000,531

	Total Portfolio — 94.20% of total net assets (identified cost $25,009,203) (a)	$25,010,300
	Other assets, less liabilities (5.80% of total net assets)	1,539,494

	Net assets applicable to outstanding shares	$26,549,794

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	6

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 91.78% of Total Net Assets

	CHEMICALS — 3.61% of Total Net Assets
$500,000	7.875% Chemtura Corporation, 09-01-18	$552,500

		$552,500

	COMPUTER HARDWARE & PERIPHERALS — 4.67% of Total Net Assets
700,000	4.375% Hewlett-Packard Company, 09-15-21	$714,478

		$714,478

	COMPUTER SOFTWARE & SERVICES — 4.27% of Total Net Assets
600,000	4.200% Symantec Corporation, 09-15-20	$652,627

		$652,627

	ENERGY SERVICES & PROCESSING — 11.42% of Total Net Assets
500,000	5.875% Boardwalk Pipelines, LLC, 11-15-16	$567,075
600,000	6.500% Dresser-Rand Group, Inc., 05-01-21	651,000
500,000	6.375% Gulfmark Offshore, Inc., 03-15-22	527,500

		$1,745,575

	ENGINEERING & CONSTRUCTION — 4.13% of Total Net Assets
600,000	3.850% URS Corporation, 04-01-17 (a)	$631,479

		$631,479

	FINANCIAL SERVICES — 12.42% of Total Net Assets
600,000	8.000% Icahn Enterprises, L.P., 01-15-18	$646,125
600,000	3.875% Jefferies Group, LLC, 11-01-29 (b)	635,415
600,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (c)	617,397

		$1,898,937

	INSURANCE — 9.13% of Total Net Assets
600,000	5.350% Markel Corporation, 06-01-21	$694,402
600,000	6.000% Pacific Lifecorp, 02-10-20 (a)	701,494

		$1,395,896

	MATERIALS — 3.75% of Total Net Assets
500,000	7.000% Vulcan Materials Company, 06-15-18	$573,125

		$573,125

	NATURAL RESOURCES — 12.48% of Total Net Assets
600,000	3.700% Murphy Oil Corporation, 12-01-22	$599,022
600,000	6.250% Peabody Energy Corporation, 11-15-21	640,500
600,000	6.125% Plains Exploration & Production Company, 06-15-19	668,250

		$1,907,772

	REAL ESTATE — 9.06% of Total Net Assets
600,000	7.500% DDR Corporation, 07-15-18	$752,685
625,000	7.375% Forest City Enterprises, Inc., 02-01-34	632,000

		$1,384,685

7	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Principal Amount		Market Value

	RESTAURANTS — 4.45% of Total Net Assets
$700,000	3.350% Darden Restaurants, Inc., 11-01-22	$681,076

		$681,076

	RETAIL — 4.15% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$634,534

		$634,534

	TRANSPORTATION — 4.32% of Total Net Assets
500,000	8.000% FedEx Corporation, 01-15-19	$659,642

		$659,642

	UTILITIES — 3.92% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$599,003

		$599,003

	Total Corporate Bonds (identified cost $13,374,685)	$14,031,329

Number of Shares

	PREFERRED STOCK — 5.36% of Total Net Assets
10,000	6.000% Apache Corporation, Series D, 08-01-13 (b)	$423,200
15,000	7.125% Urstadt Biddle Properties, Inc., Series F, Perpetual	395,850

	Total Preferred Stock (identified cost $861,100)	$819,050

	Total Portfolio — 97.14% of total net assets (identified cost 14,235,785) (d)	$14,850,379
	Other assets, less liabilities (2.86% of total net assets)	437,622

	Net assets applicable to outstanding shares	$15,288,001

	Notes:

(a)      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2013, these securities amounted to $1,332,973, or 8.72% of the Versatile Bond Portfolio’s total net assets, and have been deemed by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2013.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	8

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 98.47% of Total Net Assets

	AEROSPACE — 1.55% of Total Net Assets
5,000	Lockheed Martin Corporation	$495,450

		$495,450

	CHEMICALS — 6.17% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$695,680
25,000	Chemtura Corporation (a)	531,500
12,000	Mosaic Company	739,080

		$1,966,260

	COMMUNICATIONS EQUIPMENT — 4.97% of Total Net Assets
40,000	Juniper Networks, Inc. (a)	$662,000
15,000	Qualcomm, Inc.	924,300

		$1,586,300

	COMPUTER SOFTWARE & SERVICES — 4.14% of Total Net Assets
15,000	Autodesk, Inc. (a)	$590,700
30,000	Symantec Corporation (a)	729,000

		$1,319,700

	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.98% of Total Net Assets
50,000	Sanmina Corporation (a)	$631,000

		$631,000

	ENERGY SERVICES & PROCESSING — 7.17% of Total Net Assets
15,000	Baker Hughes, Inc.	$680,850
25,000	HollyFrontier Corporation	1,236,250
90,000	Parker Drilling Company (a)	370,800

		$2,287,900

	ENGINEERING & CONSTRUCTION — 4.87% of Total Net Assets
13,000	Fluor Corporation	$740,740
18,000	Ryland Group, Inc.	811,080

		$1,551,820

	ENTERTAINMENT & LEISURE — 11.48% of Total Net Assets
15,000	Disney (Walt) Company	$942,600
35,000	Facebook, Inc. Class A (a)	971,600
10,000	Viacom, Inc. Class A	647,200
8,000	Wynn Resorts, Ltd.	1,098,400

		$3,659,800

	FINANCIAL SERVICES — 9.78% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$564,400
50,000	Janus Capital Group, Inc.	446,000
25,000	Morgan Stanley	553,750
40,000	Schwab (Charles) Corporation	678,400
15,000	State Street Corporation	877,050

		$3,119,600

9	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 15.79% of Total Net Assets
15,000	Agilent Technologies, Inc.	$621,600
15,000	Harley-Davidson, Inc.	819,750
13,000	Illinois Tool Works, Inc.	839,280
15,000	IPG Photonics Corporation (a)	955,200
20,000	Mattel, Inc.	913,200
10,000	Parker-Hannifin Corporation	885,700

		$5,034,730

	MATERIALS — 2.05% of Total Net Assets
15,000	Nucor Corporation	$654,300

		$654,300

	NATURAL RESOURCES — 5.38% of Total Net Assets
30,000	Freeport-McMoRan Copper & Gold, Inc.	$912,900
40,000	Peabody Energy Corporation	802,400

		$1,715,300

	PHARMACEUTICALS — 11.52% of Total Net Assets
10,000	Amgen, Inc.	$1,042,100
12,000	Celgene Corporation (a)	1,416,840
24,000	Gilead Sciences, Inc. (a)	1,215,360

		$3,674,300

	RETAIL — 5.25% of Total Net Assets
8,000	Costco Wholesale Corporation	$867,440
15,000	Williams-Sonoma, Inc.	805,200

		$1,672,640

	TRANSPORTATION — 6.37% of Total Net Assets
10,000	FedEx Corporation	$940,100
10,000	Kansas City Southern	1,090,700

		$2,030,800

	Total Portfolio — 98.47% of total net assets (identified cost $18,747,527) (b)	$31,399,900
	Other assets, less liabilities (1.53% of total net assets)	489,054

	Net assets applicable to outstanding shares	$31,888,954

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	10

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2013 (Unaudited)

NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of April 30, 2013 for federal income tax purposes:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,413,747,485	$1,562	$680,902	$13,945,257
Investments other than securities	713,094,647	—	—	—

	2,126,842,132	1,562	680,902	13,945,257
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(347,953,987)	(465)	(66,308)	(1,292,884)
Investments other than securities	—	—	—	—

	(347,953,987)	(465)	(66,308)	(1,292,884)

Net unrealized appreciation of investments	$1,778,888,145	$1,097	$614,594	$12,652,373

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service which reflects latest prices. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Fund’s management pursuant to fair value policies approved by the Fund’s Board of Directors.

Continued on following page.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS April 30, 2013 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited)

There were no transfers into or out of Levels 1 and 2 during the three months ended April 30, 2013 and the Fund held no Level 3 assets during the three months then ended.

As of April 30, 2013 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO
Gold assets	$3,127,039,942	$—	$—	$3,127,039,942
Silver assets	700,225,526	—	—	700,225,526
Swiss franc assets	741,600,150	734,405,248	—	1,476,005,398
Stocks of United States and foreign real estate and natural resource companies	2,442,056,500	—	—	2,442,056,500
Aggressive growth stock investments †	2,449,494,000	—	—	2,449,494,000
Dollar assets:
Corporate bonds †	—	1,290,309,987	—	1,290,309,987
United States Treasury securities	3,372,778,245	—	—	3,372,778,245

Total Portfolio	$12,833,194,363	$2,024,715,235	$—	$14,857,909,598

	86.37%	13.63%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$25,010,300	$—	$—	$25,010,300

Total Portfolio	$25,010,300	$—	$—	$25,010,300

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$14,031,329	$—	$14,031,329
Preferred stock	819,050	—	—	819,050

Total Portfolio	$819,050	$14,031,329	$—	$14,850,379

	5.52%	94.48%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stock investments †	$31,399,900	$—	$—	$31,399,900

Total Portfolio	$31,399,900	$—	$—	$31,399,900

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

13

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14

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

APRIL 30, 2013

06/13